Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses [Abstract]
Schedule of Prepaid Expenses
	2025		2024	2023

Premiums paid in advance for insurance	Ps.	33,128	28,043	21,419
Advances to suppliers		30,722	28,555	32,773
Other		27,828	31,084	23,276

	Ps.	91,678	87,682	77,468